CONSOLIDATED STATEMENTS OF COMPERHENSIVE INCOME (LOSS) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Profit or loss [abstract]
Revenues	$ 191,538	$ 165,698	$ 50,463
Distribution expenses	96,497	97,579	9,889
Development expenses	14,896	10,278	9,428
Selling and marketing expenses	10,859	5,364	1,549
General and administrative expenses	33,544	23,306	12,300
Business combination related expenses	6,477	17,984	3,841
Depreciation and amortization	55,940	35,611	14,613
Total operating expenses	218,213	190,122	51,620
Loss from operations	(26,675)	(24,424)	(1,157)
Interest expenses with respect to funding from related parties	0	2,867	4,811
Finance expenses	24,778	12,238	1,501
The Company’ share in profit of Joint Venture and associated companies	37,334	22,110	12,446
Profit (loss) before income taxes expenses	(14,119)	(17,419)	4,977
Income taxes expenses	(4,158)	(1,546)	(325)
Net (loss) income	(18,277)	(18,965)	4,652
Other comprehensive income (loss):
Item that will not be reclassified to profit or loss - loss on fair value valuation of a financial asset through other comprehensive loss	0	(1,992)	0
Item that will or may be reclassified to profit or loss - foreign operations financial statements translation adjustments	3,589	2,474	0
Other comprehensive income	3,589	482	0
Total comprehensive income (loss)	$ (14,688)	$ (18,483)	$ 4,652
Net income (loss) per common share outstanding, basic ($)	$ (0.54)	$ (0.64)	$ 0.18
Net income (loss) per common share outstanding, diluted ($)	$ (0.54)	$ (0.64)	$ 0.17
Weighted average number of common shares outstanding, basic	33,633,838	29,716,281	25,302,350
Weighted average number of common shares outstanding, diluted	33,633,838	29,716,281	26,640,120